Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2026 Segment
Significant Accounting Policies [Line Items]
Reportable segments	5
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	93.83
HDFC Group [Member] | Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights in which bank consolidates subsidiary	50.00%
HDFC Group [Member] | Minimum | HDFC Bank Limited
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
HDFC Group [Member] | Maximum | HDFC Bank Limited
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%